Subsequent Events (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ / shares in Units, $ in Millions			3 Months Ended
	Mar. 05, 2021	Jan. 21, 2021	Mar. 31, 2021	Apr. 02, 2021	Feb. 04, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Shares Issuable Upon Exercise of Warrant			5,127,237			5,127,237	740,991	3,386,246
Warrants exercise price							$ 0.15
Subsequent events
Subsequent Event [Line Items]
Shares Issuable Upon Exercise of Warrant				6,756,653
Warrants exercise price				$ 0.16
Plan of merger with NHIC and Merger Sub | Subsequent events
Subsequent Event [Line Items]
Shares considered for exchange ratio	125,000,000
Maximum number of earnout shares entitled to receive	15,000,000
Period considered for closing share price	5 years
Number of trading days considered for calculating the share price	20 days
Threshold number of consecutive trading days taken for share price	30 days
Subscription Agreements
Subsequent Event [Line Items]
Number of shares agreed to sell			30,000,000
Purchase price of share			$ 10.00
Aggregate purchase price			$ 300.0
Subscription Agreements | Subsequent events
Subsequent Event [Line Items]
Number of shares agreed to sell	30,000,000
Purchase price of share	$ 10.00
Aggregate purchase price	$ 300.0
2021 Convertible Notes
Subsequent Event [Line Items]
Interest rate		8.00%			8.00%
2021 Convertible Notes | Subsequent events
Subsequent Event [Line Items]
Gross proceeds		$ 30.0
Interest rate		8.00%
Amount of notes convertible into shares		$ 100.0
Conversion price as a percentage on price per share		80.00%